Commitments and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 35,972.8		₨ 45,346.5
Additional operating lease commitments with leases which have not yet commenced	385.3				$ 4.5
Operating lease expense	₨ 25,248.2	$ 295.5	25,447.4	₨ 16,164.9
Minimum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	2 years				2 years
Maximum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	21 years				21 years
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 60,331.1		₨ 38,498.3